Investment Strategy	Apr. 30, 2026
Ancora Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its income objective by investing primarily in income-producing securities (such as debt securities, preferred stocks, high dividend-bearing common shares, common and preferred shares of closed-end investment companies (also known as “closed-end funds”) and shares of exchange-traded funds (“ETFs”) having portfolios consisting primarily of income-producing securities). Under normal circumstances, at least 80% of the assets of the Fund will be invested in income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares (“convertible securities”).  In addition, certain of the debt securities in which the Fund invests are bonds the issuers of which are real estate investment trusts and business development companies. The Fund will pursue its capital appreciation objective by investing in shares of closed-end funds and convertible securities of large, small and mid-sized companies. The Fund will invest only in securities of companies with market capitalizations of more than $500 million, except that the Fund may invest in closed-end funds with market capitalizations of less than that amount.

The Fund will alter the composition of its portfolio as economic and market trends change. The Advisor will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities when it believes interest rates will decline.  The Fund may invest in debt securities of any maturity, but average maturity generally will not exceed 15 years.

In selecting corporate debt securities for the Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor’s Corporation rating service, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound.  The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor’s Corporation and/or (ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower.  Securities rated lower than BBB by Standard & Poor’s, sometimes referred to as “junk bonds,” are usually considered lower-rated securities and have speculative characteristics.  Please refer to Appendix A of this Prospectus for a description of these ratings.

In selecting closed-end funds for the Fund, the Advisor will invest in closed-end funds which, in choosing corporate debt securities in which they invest, adhere to ratings criteria no less strict than those followed by the Fund in selecting its direct investments that incorporate debt securities. Such closed-end funds may invest in debt securities of United States or foreign issuers.

Ancora/Thelen Small-Mid Cap
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund normally will invest at least 80% of its net assets in the equity securities of “small to mid cap” companies. Currently, the Fund defines a small to mid-cap company to be one whose market capitalization either falls within the capitalization range of the Russell 2500 Index, an index that tracks stocks of 2,500 of the smallest U.S. companies, or is $10 billion or less at the time of investment. Equity securities include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity.

In deciding which securities to buy and sell, the Advisor seeks to identify securities of smaller companies that it believes are undervalued by the market. The Advisor will consider, among other things, price-to-earnings, price-to-book and price-to-cash flow ratios.

The Fund’s investments may include companies that are going through a corporate restructuring, companies that have recently been spun off from a parent, companies that the Advisor believes have a competitive advantage but the stock is temporarily mispriced and companies that do not have significant research written or are considered to be underfollowed by Wall Street firms. In addition to considering the research analysts’ sector-specific recommendations and other factors, the Advisor employs quantitative analysis to evaluate the analysts’ recommendations and construct the Fund’s investment portfolio. Sell decisions are made when there is deterioration in fundamentals, a stock reaches a target price or a more attractive opportunity is found.

Ancora Dividend Value Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, at least 80% of the assets of the Fund will be invested in dividend paying equity securities with attractive dividend growth potential that are selling at discounted valuations at the time of purchase. Equity securities consist of common stock, preferred stock and securities convertible into common or preferred stock. The Fund will invest predominantly in equity securities of large companies.

In deciding which securities to buy and sell, the Advisor utilizes in-depth, proprietary bottoms-up company research, seeking to identify high quality dividend paying companies with strong competitive positions in their key markets. The Advisor will target companies trading at an attractive dividend yield, sustainable cash flow streams and the ability to grow their dividend consistently. The strategy utilizes various research and screening tools to identify potential catalysts to unlock value and gain an attractive return relative to our intrinsic valuation while maintaining a margin of safety. The Fund will seek to be diversified across industry sectors as well as issuers. The Advisor may select companies not domiciled in the U.S. by investing in ADRs limited to 25% of the Fund.